Note 15 - Share Capital (Tables)	12 Months Ended
Jan. 31, 2021
Notes Tables
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
	January 31,	January 31,	January 31,
(thousands of shares)	2021	2020	2019
Balance, beginning of year	84,156	76,865	76,773
Shares issued:
Stock options and share units exercised	338	95	46
Issuance of common shares	-	6,900	-
Acquisitions (Note 3)	-	296	46
Balance, end of year	84,494	84,156	76,865